Summary of Significant Accounting Policies - Summary of Property Plant And Equipment Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2023
Computers [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Rate of Depreciation	45.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Rate of Depreciation	20.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and Equipment Description of Rate of Depreciation	straight-line over the shorter of the initial term of the lease or useful life
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Rate of Depreciation	20.00%